COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Weighted Average of Operating Lease Term and Discount Term) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 615
Weighted average of remaining operating lease term	1 year 18 days
Weighted average of operating lease discount term	3.23%